UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	April 22, 2008 to May 21, 2008

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Road, Bldg. B, 3rd Floor,
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-1, Class A	|__|	|__|	|_X_|	___________
Series 2007-1, Class B	|__|	|__|	|_X_|	___________
Series 2007-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-1	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-2	|__|	|__|	|_X_|	___________
Series 2007-3, Class B	|__|	|__|	|_X_|	___________
Series 2007-3, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4 and 99.5.

PART II - OTHER INFORMATION
Item 5. Submission of Matters to a Vote of Security Holders
On May 21, 2008, GE Capital Credit Card Master Note Trust (the "Trust") and RFS Holding, L.L.C. entered into the Sixth Amendment to Transfer Agreement, a copy of which is filed as Exhibit 4.4 to the Registrant's Form 8-K filed on May 27, 2008. Pursuant to the Sixth Amendment to Transfer Agreement, the Transfer Agreement was amended to permit the removal of all credit card receivables arising in the CareCredit program with the consent of not less than a majority of the holders of the outstanding notes issued by the Trust. On May 21, 2008, the Trust requested the consent of the holders of the Series 2006-VFN1, Series 2006-VFN2, Series 2006-VFN3, Series 2006-VFN4, Series 2006-VFN5, Series 2006-VFN6, Series 2007-VFN1, Series 2007-VFN2, Series 2007-VFN3, Series 2007-VFN4, Series 2007-VFN5, Series 2007-VFN6, Series 2007-VFN7 and Series 2008-VFN1 Notes (collectively, the "VFN Noteholders") to the removal of all credit card receivables arising in the CareCredit program from the Trust and 100% of the VFN Noteholders consented to such removal. The VFN Noteholders constitute holders of more than a majority of the outstanding notes issued by the Trust.

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for June 16, 2008 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for June 16, 2008 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for June 16, 2008 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for June 16, 2008 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for June 16, 2008 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS holding, L.L.C., as depositor

Dated: June 16, 2008	By: /s/ Ravi Ramanujam
Name: Ravi Ramanujam
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for June 16, 2008 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for June 16, 2008 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for June 16, 2008 Payment Date
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for June 16, 2008 Payment Date
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for June 16, 2008 Payment Date